Portfolio of Investments
Columbia Large Cap Growth Fund, October 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.1%
Issuer	Shares	Value ($)
Communication Services 11.9%
Entertainment 1.0%
Electronic Arts, Inc.(a)	325,805	39,041,213
Interactive Media & Services 10.9%
Alphabet, Inc., Class A(a)	61,319	99,098,249
Alphabet, Inc., Class C(a)	90,073	146,009,234
Facebook, Inc., Class A(a)	795,673	209,349,523
Total		454,457,006
Total Communication Services		493,498,219
Consumer Discretionary 16.7%
Automobiles 0.8%
Tesla Motors, Inc.(a)	83,157	32,268,242
Hotels, Restaurants & Leisure 1.4%
Domino’s Pizza, Inc.	63,600	24,061,152
Las Vegas Sands Corp.	698,700	33,579,522
Total		57,640,674
Internet & Direct Marketing Retail 9.1%
Amazon.com, Inc.(a)	116,405	353,423,041
Etsy, Inc.(a)	220,879	26,856,677
Total		380,279,718
Multiline Retail 2.3%
Dollar Tree, Inc.(a)	482,200	43,552,304
Target Corp.	345,000	52,515,900
Total		96,068,204
Specialty Retail 2.0%
Home Depot, Inc. (The)	312,200	83,266,862
Textiles, Apparel & Luxury Goods 1.1%
VF Corp.	710,250	47,728,800
Total Consumer Discretionary		697,252,500
Consumer Staples 4.0%
Food & Staples Retailing 2.0%
Costco Wholesale Corp.	231,300	82,717,506
Household Products 2.0%
Procter & Gamble Co. (The)	612,300	83,946,330
Total Consumer Staples		166,663,836
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 15.6%
Biotechnology 3.9%
AbbVie, Inc.	909,161	77,369,601
Alexion Pharmaceuticals, Inc.(a)	203,600	23,442,504
BioNTech SE, ADR(a)	339,885	29,012,584
Exact Sciences Corp.(a)	261,400	32,369,162
Total		162,193,851
Health Care Equipment & Supplies 3.2%
Baxter International, Inc.	579,763	44,972,216
Danaher Corp.	197,443	45,321,066
Medtronic PLC	407,860	41,018,480
Total		131,311,762
Health Care Providers & Services 3.1%
Humana, Inc.	91,300	36,454,264
UnitedHealth Group, Inc.	304,800	93,006,672
Total		129,460,936
Life Sciences Tools & Services 2.6%
10X Genomics, Inc., Class A(a)	147,100	20,137,990
Charles River Laboratories International, Inc.(a)	193,500	44,059,950
IQVIA Holdings, Inc.(a)	285,600	43,979,544
Total		108,177,484
Pharmaceuticals 2.8%
Bristol-Myers Squibb Co.	925,600	54,101,320
Eli Lilly and Co.	495,792	64,681,024
Total		118,782,344
Total Health Care		649,926,377
Industrials 5.5%
Aerospace & Defense 1.2%
Northrop Grumman Corp.	168,300	48,776,706
Building Products 2.1%
Masco Corp.	746,800	40,028,480
Trane Technologies PLC	371,200	49,276,800
Total		89,305,280
Electrical Equipment 1.1%
AMETEK, Inc.	444,100	43,610,620
Columbia Large Cap Growth Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Large Cap Growth Fund, October 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 1.1%
Norfolk Southern Corp.	223,900	46,821,968
Total Industrials		228,514,574
Information Technology 44.0%
Electronic Equipment, Instruments & Components 1.2%
Zebra Technologies Corp., Class A(a)	175,001	49,637,284
IT Services 8.2%
Fidelity National Information Services, Inc.	312,600	38,946,834
Fiserv, Inc.(a)	488,600	46,646,642
PayPal Holdings, Inc.(a)	533,237	99,251,403
Twilio, Inc., Class A(a)	168,877	47,111,617
Visa, Inc., Class A	612,326	111,265,757
Total		343,222,253
Semiconductors & Semiconductor Equipment 7.4%
Applied Materials, Inc.	971,400	57,536,022
Broadcom, Inc.	232,131	81,159,961
NVIDIA Corp.	239,460	120,055,666
NXP Semiconductors NV	357,800	48,345,936
Total		307,097,585
Software 19.0%
Adobe, Inc.(a)	212,900	95,187,590
Atlassian Corp. PLC, Class A(a)	231,722	44,402,570
Autodesk, Inc.(a)	228,400	53,797,336
Bill.com Holdings, Inc.(a)	249,407	24,940,700
Common Stocks (continued)
Issuer	Shares	Value ($)
Fortinet, Inc.(a)	402,600	44,434,962
Intuit, Inc.	215,200	67,719,136
Microsoft Corp.(b)	1,486,138	300,898,361
NortonLifeLock, Inc.	2,371,400	48,779,698
ServiceNow, Inc.(a)	137,367	68,349,698
VMware, Inc., Class A(a)	345,500	44,476,215
Total		792,986,266
Technology Hardware, Storage & Peripherals 8.2%
Apple, Inc.	3,127,048	340,410,445
Total Information Technology		1,833,353,833
Real Estate 1.4%
Equity Real Estate Investment Trusts (REITS) 1.4%
Equinix, Inc.	80,200	58,645,448
Total Real Estate		58,645,448
Total Common Stocks (Cost $2,282,395,858)		4,127,854,787

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.128%(c),(d)	35,720,302	35,716,730
Total Money Market Funds (Cost $35,719,669)		35,716,730
Total Investments in Securities (Cost: $2,318,115,527)		4,163,571,517
Other Assets & Liabilities, Net		(448,434)
Net Assets		4,163,123,083

At October 31, 2020, securities and/or cash totaling $4,251,870 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	194	12/2020	USD	31,667,590	—	(730,236)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2020.
2	Columbia Large Cap Growth Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Large Cap Growth Fund, October 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.128%
	84,772,073	222,175,200	(271,228,911)	(1,632)	35,716,730	(1,111)	22,484	35,720,302
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Large Cap Growth Fund | Quarterly Report 2020	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT174_07_K01_(12/20)